Deposits (Tables)	12 Months Ended
Mar. 31, 2026
Text Block1 [Abstract]
Summary of Deposits
Deposits at March 31, 2026 and 2025 consisted of the following:

	At March 31,
	2026	2025
	(In millions)
Non-interest-bearing demand deposits	¥31,406,231	¥32,935,364
Interest-bearing demand deposits	83,600,262	80,370,602
Deposits at notice	17,580,666	14,655,807
Time deposits	42,142,744	34,482,582
Negotiable certificates of deposit	15,667,132	17,175,392
Others (1)	11,533,392	10,402,995

Total deposits	¥201,930,427	¥190,022,742

(1)	Others include, among other items, foreign currency deposits in domestic offices and Japanese yen accounts held by foreign depositors in domestic offices.